Eaton Vance
Municipal Income Trust
August 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Grand Canyon University, 4.125%, 10/1/24	$2,500	$ 2,371,375
		$ 2,371,375
Hospital — 1.1%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$ 689,395
Montefiore Obligated Group, 4.287%, 9/1/50	6,945	4,305,638
		$ 4,995,033
Other — 0.8%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,613,068
		$ 3,613,068
Total Corporate Bonds (identified cost $14,333,018)		$ 10,979,476

Tax-Exempt Municipal Obligations — 132.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.4%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$1,000	$ 1,198,980
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	330	369,039
Texas Water Development Board:
4.00%, 10/15/37(2)	8,125	8,147,913
4.00%, 10/15/47(2)	5,500	5,190,405
		$ 14,906,337
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(4)	$630	$ 113,437
		$ 113,437
Education — 8.0%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$1,115	$ 1,016,044
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	430	318,221
Security	Principal Amount (000's omitted)	Value
Education (continued)
Boyle County, KY, (Centre College), 4.50%, 6/1/53	$1,000	$ 951,580
California State University, 5.00%, 11/1/41(2)	13,000	13,470,730
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	350	333,004
5.375%, 6/15/48(1)	655	586,972
District of Columbia, (KIPP DC), 4.00%, 7/1/44	485	417,420
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	250	220,595
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	1,000	1,001,050
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(2)	950	988,038
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	6,340,666
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	776,168
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	1,942,842
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	245	182,155
5.00%, 4/1/40(1)	710	677,624
5.00%, 4/1/50(1)	360	324,338
Tennessee State School Bond Authority, 5.00%, 11/1/52(2)	5,000	5,348,300
		$ 34,895,747
Electric Utilities — 3.6%
Austin, TX, Electric Utility Revenue, 5.25%, 11/15/53(2)	$6,000	$ 6,471,000
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,000	675,240
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 6.00%, 5/15/52	2,000	2,247,780
New York Power Authority, Green Bonds, 4.00%, 11/15/55	3,000	2,823,600
Seattle, WA, Municipal Light and Power Revenue:
5.00%, 3/1/53	30	31,861
5.00%, 3/1/53(2)	3,500	3,717,140
		$ 15,966,621
Escrowed/Prerefunded — 5.2%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/39	$175	$ 177,175

Eaton Vance
Municipal Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Massachusetts Development Finance Agency, (Children's Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/46(2)	$10,000	$ 10,157,900
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), Prerefunded to 10/1/24, 5.40%, 10/1/44	1,480	1,510,325
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/40(1)	45	50,120
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	20	22,276
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	5	5,390
Savannah Economic Development Authority, GA, (Marshes Skidaway), Prerefunded to 1/1/24, 7.125%, 1/1/38	4,960	5,017,288
Will County, IL, Prerefunded to 11/15/25, 5.00%, 11/15/45(2)	5,625	5,823,731
		$ 22,764,205
General Obligations — 19.3%
Aledo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(2)	$4,000	$ 4,227,280
Allegheny County, PA, 5.00%, 11/1/43(2)	2,875	3,007,336
Bastrop Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(2)	8,000	8,565,120
Chicago Board of Education, IL, 5.00%, 12/1/42	8,160	7,896,840
Chicago, IL:
5.00%, 1/1/44	1,000	1,010,200
5.75%, 1/1/33	1,500	1,591,275
Clark County Water Reclamation District, NV, 5.00%, 7/1/49(2)	6,000	6,384,300
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53(2)	6,000	6,411,720
Illinois:
5.00%, 5/1/35	1,415	1,419,118
5.00%, 12/1/42	3,020	3,065,964
5.50%, 5/1/39	290	311,463
5.75%, 5/1/45	295	317,296
Jackson Public Schools, MI, 5.00%, 5/1/48(2)	2,850	2,899,220
Klein Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/48	2,090	2,001,426
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/58(2)	4,000	4,221,560
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/39	17,900	8,438,955
Massachusetts, 5.00%, 5/1/53(2)	6,000	6,406,740
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York, NY:
(SPA: Barclays Bank PLC), 3.95%, 6/1/44(5)	$2,000	$ 2,000,000
(SPA: TD Bank, N.A.), 3.90%, 9/1/49(5)	2,395	2,395,000
Peters Township School District, PA, 5.00%, 9/1/40(2)	2,750	2,938,897
Puerto Rico, 0.00%, 7/1/33	3,000	1,827,900
Royse City Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/53	5	5,289
5.00%, 2/15/53(2)	4,000	4,231,120
Trenton Public Schools, MI, 5.00%, 5/1/42(2)	2,850	3,010,369
		$ 84,584,388
Hospital — 6.4%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(2)	$1,000	$ 912,790
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,985	1,986,032
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,185	1,054,994
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	2,125	1,895,351
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.50%, 11/1/47	1,500	1,567,785
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/34	250	252,263
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(2)	3,550	3,601,652
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	1,500	1,515,614
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/48	1,495	1,325,497
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	80	80,039
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	2,950	3,034,635
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	750	678,480
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	5,250	4,944,870
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group):
5.00%, 12/1/43	875	703,509
5.50%, 12/1/43	750	657,330
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	4,075	3,785,390
		$ 27,996,231

Eaton Vance
Municipal Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 1.4%
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	$6,425	$ 4,253,993
Indiana Housing and Community Development Authority, SFMR, Social Bonds, ( FHLMC, FNMA, GNMA), 4.70%, 7/1/53	2,000	1,922,860
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	176,400
		$ 6,353,253
Industrial Development Revenue — 7.7%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.70%, 5/1/53	$3,385	$ 3,399,285
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	555	556,521
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	2,500	2,361,550
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	1,500	1,484,460
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,075	1,083,761
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,580	1,358,658
(AMT), 4.875%, 11/1/42(1)	1,740	1,545,955
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.125%, 9/15/23	15	15,000
(AMT), 5.25%, 9/15/29	4,815	4,828,675
(AMT), 5.50%, 6/1/33	750	758,010
(AMT), 5.625%, 11/15/30	4,535	4,593,864
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	10,140	10,249,106
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,000	1,118,370
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	300	295,674
		$ 33,648,889
Insured - Education — 0.6%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$1,000	$ 1,183,490
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	1,365	1,593,487
		$ 2,776,977
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 4.6%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$710	$ 609,585
(NPFG), 0.00%, 11/15/38	2,000	986,640
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AGM), 5.00%, 7/1/64	3,125	3,242,594
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53(2)	4,000	4,285,160
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/25	815	770,468
(NPFG), 0.00%, 2/15/26	3,000	2,731,560
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,515	1,496,653
(NPFG), 5.25%, 7/1/32	250	245,758
(NPFG), 5.25%, 7/1/34	1,445	1,418,932
South Carolina Public Service Authority, (AGM), 5.75%, 12/1/52	4,000	4,378,160
		$ 20,165,510
Insured - Escrowed/Prerefunded — 0.1%
Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$ 500,715
		$ 500,715
Insured - General Obligations — 0.8%
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	$2,455	$ 1,898,329
Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	342,936
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,144,440
		$ 3,385,705
Insured - Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 254,605
		$ 254,605
Insured - Lease Revenue/Certificates of Participation — 1.2%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	$760	$ 679,873
(AGC), 0.00%, 7/1/27	2,020	1,739,362
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,101,860
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,976,856
		$ 5,497,951

Eaton Vance
Municipal Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Other Revenue — 0.3%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$ 710,407
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	560	413,958
		$ 1,124,365
Insured - Special Tax Revenue — 5.1%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$ 4,855,725
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	4,210	2,427,486
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,119,550
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	4,000	3,704,840
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	10,410,651
		$ 22,518,252
Insured - Transportation — 7.0%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$ 8,486,896
Chicago, IL, (O'Hare International Airport), (AGM), 5.50%, 1/1/43	935	936,075
Houston, TX, Airport System Revenue, (AGM), (AMT), 4.50%, 7/1/53	6,500	6,251,440
New Jersey Economic Development Authority, (The Goethals Bridge Replacement):
(AGM), (AMT), 5.00%, 1/1/31	850	853,187
(AGM), (AMT), 5.125%, 1/1/39	1,500	1,503,240
New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,555	1,910,450
Ohio Turnpike Commission:
(NPFG), 5.50%, 2/15/24	350	353,476
(NPFG), 5.50%, 2/15/26	1,000	1,043,280
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.00%, 12/31/57	5,500	5,568,145
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	2,769,775
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	1,005	1,006,367
		$ 30,682,331
Insured - Water and Sewer — 7.3%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(2)	$17,985	$ 18,802,238
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/34	$6,000	$ 3,063,060
(AGM), 0.00%, 10/1/35	6,680	3,194,510
(AGM), 0.00%, 10/1/36	7,000	3,010,490
(AGM), 5.00%, 10/1/44	3,750	3,774,563
		$ 31,844,861
Lease Revenue/Certificates of Participation — 3.7%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$555	$ 532,239
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/52	3,500	3,660,125
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/48	8,000	8,193,600
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.25%, 6/15/44	1,000	982,090
5.25%, 6/15/43	2,730	2,850,912
		$ 16,218,966
Other Revenue — 2.5%
Black Belt Energy Gas District, AL, 5.50% to 2/1/29 (Put Date), 6/1/49(6)	$1,000	$ 1,043,720
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	5,055	4,627,701
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	1,925	346,500
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	1,665	1,729,802
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	485	494,865
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	394,940
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	890	859,295
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50(1)	700	700,672
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	580	578,219
		$ 10,775,714
Senior Living/Life Care — 6.8%
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	$230	$ 217,805
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	215	195,358
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,510	1,052,500

Eaton Vance
Municipal Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	$265	$ 255,815
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	650	635,817
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	679,608
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	775	796,762
5.00%, 11/15/38(1)	545	545,572
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	310	267,201
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	3,302,004
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,710	1,805,023
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	780	699,364
5.625%, 7/1/46(1)	465	415,375
5.75%, 7/1/54(1)	1,270	1,125,372
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/32	190	178,725
5.00%, 7/1/33	125	116,516
5.00%, 7/1/34	130	120,041
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	4,765	3,763,969
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	1,200	1,303,860
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/41	2,095	1,637,326
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	775	649,590
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	3,000	2,985,090
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	2,665	2,474,932
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	4,030	3,807,705
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(1)	750	627,053
		$ 29,658,383
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 18.5%
Cleveland, OH, Income Tax Revenue:
5.00%, 10/1/39(2)	$550	$ 577,797
5.00%, 10/1/43(2)	2,200	2,292,092
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	275	222,629
Michigan Trunk Line Revenue, 5.25%, 11/15/49(6)	4,000	4,390,800
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	90	0
5.35%, 5/1/38(7)	35	0
5.75%, 5/1/38	120	120,873
New York City Transitional Finance Authority, NY, 4.375%, 5/1/53	1,000	980,210
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/39(2)	6,500	6,443,320
5.00%, 8/1/39(2)	12,400	12,493,868
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	14,100	14,681,202
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(2)	5,600	5,372,696
New York Thruway Authority, Personal Income Tax Revenue, Green Bonds, 5.00%, 3/15/55(2)	10,000	10,511,100
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	71	68,708
0.00%, 7/1/27	251	214,851
0.00%, 7/1/29	246	192,463
0.00%, 7/1/31	316	225,893
0.00%, 7/1/33	357	231,029
0.00%, 7/1/46	3,403	947,804
0.00%, 7/1/51	4,523	934,814
4.50%, 7/1/34	286	285,983
4.536%, 7/1/53	36	32,581
5.00%, 7/1/58	4,752	4,611,341
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	193	180,155
Series A2, 5.80%, 5/1/35	165	109,963
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	281,404
Tolomato Community Development District, FL, 3.25%, 5/1/40	1,900	1,461,879
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(2)	4,275	4,652,525

Eaton Vance
Municipal Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	$2,000	$ 1,905,280
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/53(2)	6,000	6,508,920
		$ 80,932,180
Transportation — 13.3%
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(2)	$4,500	$ 4,729,320
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,000	1,002,750
Denver City and County, CO, Airport System Revenue, (AMT), 5.75%, 11/15/45	2,500	2,737,800
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	3,086,610
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 4.25%, 1/1/52	1,500	1,426,935
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	1,060	1,093,962
(AMT), 5.00%, 7/1/41	2,150	2,150,387
(AMT), 5.00%, 7/1/46	2,485	2,477,098
(AMT), 5.25%, 1/1/50	1,055	1,054,979
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	4,550	4,718,350
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	5,000	5,038,150
Port Authority of New York and New Jersey:
5.00%, 10/15/42(2)	6,250	6,477,062
(AMT), 4.00%, 9/1/33(2)	7,200	7,204,176
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,500	1,548,585
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	6,000	6,011,580
Texas Transportation Commission, (State Highway 249 System):
0.00%, 8/1/37	725	372,056
0.00%, 8/1/39	750	338,745
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	1,540	1,423,114
Virginia Small Business Financing Authority, (Elizabeth River Crossings Opco, LLC), (AMT), 4.00%, 1/1/38	4,750	4,370,950
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	996,870
		$ 58,259,479
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 5.6%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/40(2)	$10,000	$ 10,192,200
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43(2)	9,550	9,306,761
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,168,946
Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/36	1,250	711,400
		$ 24,379,307
Total Tax-Exempt Municipal Obligations (identified cost $583,833,878)		$ 580,204,409

Taxable Municipal Obligations — 5.4%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(4)	$323	$ 58,192
		$ 58,192
Escrowed/Prerefunded — 0.6%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$2,394	$ 2,450,977
		$ 2,450,977
General Obligations — 2.3%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$ 7,604,601
Chicago, IL, 7.75%, 1/1/42	2,424	2,454,979
		$ 10,059,580
Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$ 5,938,260
		$ 5,938,260
Insured - Education — 0.4%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$2,745	$ 1,963,306
		$ 1,963,306

Eaton Vance
Municipal Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.3%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/32	$1,285	$ 772,388
(AMBAC), 0.00%, 10/1/33	1,000	564,380
		$ 1,336,768
Lease Revenue/Certificates of Participation — 0.2%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(8)	$750	$ 760,133
		$ 760,133
Special Tax Revenue — 0.3%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$250	$ 242,787
3.72%, 9/1/27(1)	1,115	999,486
		$ 1,242,273
Student Loan — 0.0%(3)
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$90	$ 88,996
		$ 88,996
Total Taxable Municipal Obligations (identified cost $24,174,767)		$ 23,898,485

Trust Units — 0.6%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.6%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$2,610	$ 2,602,013
Total Trust Units (identified cost $2,629,202)		$ 2,602,013
Total Investments — 141.0% (identified cost $624,970,865)		$ 617,684,383
Other Assets, Less Liabilities — (41.0)%		$(179,761,733)
Net Assets — 100.0%		$ 437,922,650

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2023, the aggregate value of these securities is $29,195,507 or 6.7% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Amount is less than 0.05%.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2023.
(6)	When-issued security.
(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At August 31, 2023, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	17.9%
Texas	15.6%
Others, representing less than 10% individually	64.3%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2023, 19.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 11.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

Eaton Vance
Municipal Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

SPA	– Standby Bond Purchase Agreement
The Trust did not have any open derivative instruments at August 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2023, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 10,979,476	$ —	$ 10,979,476
Tax-Exempt Municipal Obligations	—	580,204,409	—	580,204,409
Taxable Municipal Obligations	—	23,898,485	—	23,898,485
Trust Units	—	2,602,013	—	2,602,013
Total Investments	$ —	$617,684,383	$ —	$617,684,383
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.